Tax paid	12 Months Ended
Jun. 30, 2021
Tax paid
Tax paid

14Tax paid

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
Net amounts (receivable)/payable at beginning of year		(4 754)	309	(984)
Disposal of businesses		40	—	(1)
Net interest and penalties on tax¹		(17)	(41)	(630)
Income tax per income statement	13	9 509	930	5 846
Reclassification to held for sale²		(304)	29	6
Foreign exchange differences recognised in income statement		(14)	48	4
Translation of foreign operations		513	(370)	14
		4 973	905	4 255
Net tax receivable/(payable) per statement of financial position		307	4 754	(309)
tax payable		(806)	(665)	(1 039)
tax receivable³		1 113	5 419	730
Per the statement of cash flows		5 280	5 659	3 946
Comprising
Normal tax
South Africa		6 622	3 131	933
Foreign		(1 342)	2 526	3 013
Dividend withholding tax		—	2	—
		5 280	5 659	3 946
1	2019 relates to the reversal of interest pertaining to the Sasol Oil matter.
2	Mainly due to Rompco tax payable that was transferred to liabilities held for sale.
3	2020 relates mainly to the relief provided to companies in the United States under the Coronavirus Aid Relief and Economic Security Act 9 (CARES Act) allowing taxpayers to carry back losses incurred during 2018 – 2020 for five years.